Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 190,236	¥ 1,276,710		¥ 1,224,393
Amounts due from subsidiaries	267	1,789		7,179
Prepayments and other current assets	24,026	161,249		188,862
Total current assets	265,034	1,778,697		1,655,795
Non-current assets:
Intangible assets, net	149,298	1,001,967		116,770
Total non-current assets	420,951	2,825,079		1,921,726
Total assets	685,985	4,603,776		3,577,521
Current liabilities:
Amounts due to subsidiaries	1,400	9,393		20,103
Accruals and other current liabilities	73,368	492,385		608,486
Total current liabilities	81,790	548,900		670,073
Non-current liabilities:
Deferred tax liabilities	370	2,485		25,233
Other non-current liabilities	704	4,722
Total non-current liabilities	1,074	7,207		25,233
Total liabilities	82,864	556,107		695,306
MEZZANINE EQUITY
Convertible redeemable shares				7,384,872
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	1,399,561	9,392,737
Accumulated other comprehensive (loss)/income	11,592	77,795		(3,650)
Accumulated deficit	(808,426)	(5,425,515)		(4,501,017)
Total MOGU Inc. shareholders' (deficit)/equity	603,121	4,047,669		(4,502,657)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	685,985	4,603,776		3,577,521
Convertible Redeemable Class B Ordinary Shares
MEZZANINE EQUITY
Convertible redeemable shares				140,255
Convertible Redeemable Series A Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				1,455,962
Convertible Redeemable Series B Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				3,148,579
Convertible Redeemable Series C Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				2,640,076
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	23	161		21
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	2	16
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares				10
Parent Company
Current assets:
Cash and cash equivalents	76,026	510,226	$ 44,814	300,753	¥ 445,562	¥ 1,451,230
Amounts due from subsidiaries	117,641	789,513		397,380
Prepayments and other current assets	758	5,090		670
Total current assets	194,425	1,304,829		698,803
Non-current assets:
Intangible assets, net	147,245	988,188
Investments in subsidiaries, VIEs and VIEs' subsidiaries	249,345	1,673,406		2,112,639
Investments in other investees	33,893	227,462		171,169
Total non-current assets	430,483	2,889,056		2,283,808
Total assets	624,908	4,193,885		2,982,611
Current liabilities:
Amounts due to subsidiaries	13,089	87,842		86,165
Accruals and other current liabilities	7,624	51,167		13,272
Total current liabilities	20,713	139,009		99,437
Non-current liabilities:
Deferred tax liabilities	370	2,485		959
Other non-current liabilities	704	4,722
Total non-current liabilities	1,074	7,207		959
Total liabilities	21,787	146,216		100,396
MEZZANINE EQUITY
Convertible redeemable shares				7,384,872
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	1,399,561	9,392,737
Accumulated other comprehensive (loss)/income	11,592	77,795		(3,650)
Accumulated deficit	(808,057)	(5,423,040)		(4,499,038)
Total MOGU Inc. shareholders' (deficit)/equity	603,121	4,047,669		(4,502,657)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	624,908	4,193,885		2,982,611
Parent Company | Convertible Redeemable Class B Ordinary Shares
MEZZANINE EQUITY
Convertible redeemable shares				140,255
Parent Company | Convertible Redeemable Series A Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				1,455,962
Parent Company | Convertible Redeemable Series B Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				3,148,579
Parent Company | Convertible Redeemable Series C Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares				2,640,076
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	23	161		21
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	$ 2	¥ 16
Parent Company | Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares				¥ 10